Provision for Environmental Rehabilitation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations Noncurrent [Abstract]
Accrued environmental rehabilitation costs	$ 653	$ 530
Anglo Gold Ahanti Limited Subsidiaries [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	2,542
Corporate Joint Venture [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	$ 57